Derivatives and hedging activities (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(252)	266
Gains/(losses) recognized in income on hedged items	251	(266)
Net gains/(losses) on the ineffective portion	(1)	0
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(254)	274
Gains/(losses) recognized in income on hedged items	253	(274)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	2	(8)
Gains/(losses) recognized in income on hedged items	(2)	8
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	0
Gains/(losses) recognized in AOCI on derivatives	28	(20)
Gains/(losses) reclassified from AOCI into income	9	0
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	16
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	27	(20)
Gains/(losses) reclassified from AOCI into income	9	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	1	0
Gains/(losses) reclassified from AOCI into income	0	0
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	220	(291)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	220	(291)